                                    MORGAN STANLEY
                           EMERGING MARKETS DEBT FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs                             William G. Morton, Jr.
CHAIRMAN OF THE BOARD                       DIRECTOR
OF DIRECTORS

Michael F. Klein                            James W. Grisham
PRESIDENT AND DIRECTOR                      VICE PRESIDENT

Peter J. Chase                              Harold J. Schaaff, Jr.
DIRECTOR                                    VICE PRESIDENT

John W. Croghan                             Joseph P. Stadler
DIRECTOR                                    VICE PRESIDENT

David B. Gill                               Valerie Y. Lewis
DIRECTOR                                    SECRETARY

Graham E. Jones                             Joanna M. Haigney
DIRECTOR                                    TREASURER

John A. Levin                               Belinda A. Brady
DIRECTOR                                    ASSISTANT TREASURER
--------------------------------------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund s net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.



--------------------------------------------------------------------------------
                                    MORGAN STANLEY
                                   EMERGING MARKETS
                                   DEBT FUND, INC.
--------------------------------------------------------------------------------




                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1997
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
----------

For the nine months ended September 30, 1997, the Morgan Stanley Emerging Markets Debt Fund, Inc. had a total return, based on net asset value per share, of 30.39% compared to 17.88% for the J.P. Morgan Emerging Markets Bond Plus Index (the "Index"). For the one year ended September 30, 1997, the Fund had a total return, based on net asset value per share, of 42.40% compared to 26.23% for the Index. Prior to January 1, 1997, the Fund used the J.P. Morgan Emerging Markets Bond Index as its benchmark. For the period since the Fund's commencement of operations on July 23, 1993 through September 30, 1997, the Fund's total return, based on net asset value per share, was 151.41% compared with 100.28% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $15.25, representing a 6.4% discount to the Fund's net asset value per share.

Emerging market debt was propelled higher by the continuation of the rally in U.S. bond prices and subsequent 35 basis point decline in U.S. Treasury yields during the quarter. The decline in U.S. rates was fueled by a lack of inflationary pressures and by a Federal Reserve which kept policy unchanged
during the quarter.   Spreads on emerging market debt continued to narrow
through the summer months as has been typical in rallying U.S. bond market environments. The average spread on a typical emerging market bond moved from 400 over U.S. Treasuries to 350 over U.S. Treasuries, while the yield on the long bond declined from 6.78% to 6.40%.

We have maintained a somewhat cautious view on emerging market debt over the last few months as it has been our belief that the recent strength in emerging markets has been driven more by technical factors than by fundamental
improvements in sovereign credit outlooks.    Technical factors such as the
continuous flow of money into emerging market and high yield mutual funds and Brady bond buybacks by most of the larger Latin countries were the key drivers which caused spreads to narrow for emerging market bonds. This occurred while fundamental credit factors remained steady for most of Latin America and Eastern Europe but deteriorated in Southeast Asia.

During the quarter, Bulgaria, Ecuador and Russia were the performance leaders, while Morocco, Panama and the Philippines lagged the rest of the market. The Fund's overweight positions in Bulgaria and Russia were largely responsible for the portfolio's outperformance of 0.63% during the quarter. The Fund had almost no exposure to any of the countries in Southeast Asia and was able to avoid the price declines suffered by assets in that region.

We begin the fourth quarter with spreads at historically narrow levels and interest rate hikes in the U.S. and Europe seemingly possible before year end. Caution seems warranted because investor appetite for risk tends to decrease during the fourth quarter and liquidity in all markets declines toward year end. We are also mindful of the near term outlook for the Southeast Asian region and continue to watch for potential contagion effects on emerging market debt. While we are not expecting any large or widespread correction, we do feel that a more conservative portfolio posture will serve us well in the upcoming months.

Sincerely,


/s/  Michael F. Klein


Michael F. Klein
PRESIDENT AND DIRECTOR


/s/  Paul Ghaffari


Paul Ghaffari
PORTFOLIO MANAGER

October 1997

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION                                                                    TOTAL RETURN (%)
                                            ----------------------------------------------------------------------------------
                                                MARKET VALUE (1)            NET ASSET VALUE (2)                INDEX (3)
                                            ----------------------        ----------------------        ----------------------
                                                           AVERAGE                       AVERAGE                       AVERAGE
                                            CUMULATIVE     ANNUAL         CUMULATIVE     ANNUAL         CUMULATIVE     ANNUAL
                                            ----------     -------        ----------     -------        ----------     -------
         Fiscal Year to Date                  39.70%          --            30.39%          --            17.88%          --
         One Year                             49.59        49.59%           42.40        42.40%           26.23        26.23%
         Since Inception*                    135.36+       22.65+          151.41+       24.60+          100.28        18.03

Past performance is not predictive of future performance.


RETURNS AND PER SHARE INFORMATION

[CHART]



                                                   YEARS ENDED DECEMBER 31:
                                                                                                   NINE MONTHS
                                                                                                      ENDED
                                      1993*          1994           1995           1996          SEPTEMBER 30,1997
                                    --------       -------        ------         ------          -----------------
Net Asset Value Per Share. . . .    $  18.96       $ 12.23        $ 12.40        $ 17.31             $  16.29
Market Value Per Share . . . . .    $  18.13       $ 11.38        $ 12.50        $ 15.13             $  15.25
Premium/(Discount) . . . . . . .       -4.4 %        -7.0 %          0.8 %        -12.6 %               -6.4 %
Income Dividends . . . . . . . .    $   0.16       $  1.49        $  1.72        $  1.08             $   1.27
Capital Gains Distributions. . .          --       $  0.41             --             --             $   3.44
Fund Total Return (2). . . . . .       35.96%       -25.95%         26.85%+        50.98%               30.39%
Index Total Return (3) . . . . .       18.67%       -18.93%         26.77%         39.31%               17.88%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) Prior to fiscal year 1997, the Fund used the J.P. Morgan Emerging Markets Bond Index as its benchmark for performance purposes. Beginning in 1997, the Fund is using the J.P. Morgan Emerging Markets Bond Plus Index for the purpose of performance comparisons. This index includes a broader range of debt instruments and more closely represented the investment strategy of the Fund. Because the J.P. Morgan Emerging Markets Bond Plus Index was not available prior to January 1, 1994, the performance of the J.P. Morgan Emerging Markets Bond Index is shown for the period July 23, 1993 to December 31, 1993, and for purposes of computing cumulative performance of the benchmark index for that period. The J.P. Morgan Emerging Markets Bond Plus Index is a market weighted index composed of Brady bonds, loans and Eurobonds, as well as U.S. Dollar local market instruments of Argentina, Brazil, Bulgaria, Mexico, Morocco, Nigeria, the Philippines, Poland, Russia, Venezuela and South Africa.
  * The Fund commenced operations on July 23, 1993.
  + This return does not include the effect of the rights issued in connection with the Rights Offering.

MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
PORTFOLIO SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

    Short-Term Investments (5.4%)
    Debt Instruments (94.6%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

    Argentina (11.0%)
    Brazil (17.8%)
    Bulgaria (5.2%)
    Ecuador (2.4%)
    Ivory Coast (2.5%)
    Jamaica (4.9%)
    Mexico (16.2%)
    Netherlands (2.5%)
    Russia (13.4%)
    Venezuela (9.1%)
    Other (15.0%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                                   PERCENT OF
                                                                      TOTAL
                                                                   INVESTMENTS
                                                                   -----------
    1.   Federative Republic of Brazil 'C' Bond PIK
         8.00%, 4/15/04                                                8.5%
    2.   Russia Principal Note,
         Zero Coupon, 12/31/99                                         6.4
    3.   Republic of Venezuela Debt Conversion
         Bond 9.25%, 9/15/27                                           5.5
    4.   Government of Jamaica 12.00%, 7/19/99                         4.9
    5.   CIA International Telecom 144A 10.375%, 8/1/04                4.3
    6.   Republic of Argentina 6.688%, 3/31/05                         3.9
    7.   United Mexican States Discount Bond
         'C' 6.82%, 12/31/19                                           3.8
    8.   Republic of Venezuela Debt Conversion
         Bond 'DL' 6.75%, 12/18/07                                     3.7
    9.   Salomon Brothers Federative Republic of
         Brazil Credit Linked Enhanced Note 9.00%,
         1/15/99                                                       3.7
    10.  Federative Republic of Brazil Global
         Bond 10.125%, 5/15/27                                         2.6
                                                                      ----
                                                                      47.3%
                                                                      ----
                                                                      ----

  * Excludes short-term investments.

                                                   FACE
                                                 AMOUNT                   VALUE
                                                  (000)                   (000)
-------------------------------------------------------------------------------
DEBT INSTRUMENTS (90.9%)
ALGERIA (1.3%)
LOAN AGREEMENTS
+Algeria Reprofiled Loan
  Agreement Tranche 'A'          U.S.$            6,000            U.S.$  5,400
                                                                   ------------
-------------------------------------------------------------------------------
ARGENTINA (11.0%)
BONDS (9.3%)
 +Acindar Industries 144A
   11.75%, 11/12/98                               1,500                   1,560
 CIA International
   Telecom 144A 10.375%,
   8/1/04                        ARP             17,200                  17,547
 +Republic of Argentina
   6.688%, 3/31/05               U.S.$           16,992                  16,181
 Republic of Argentina
   144A 11.75%, 2/12/07          ARP              2,500                   2,827
                                                                   ------------
                                                                         38,115
                                                                   ------------
NOTES (1.7%)
 Nortel Inversora 'A'
   6.00%, 3/31/07                U.S.$            7,514                   6,650
                                                                   ------------
                                                                         44,765
                                                                   ------------
-------------------------------------------------------------------------------
BRAZIL (14.1%)
BONDS
 Federative Republic of Brazil
   'C' Bond PIK
   8.00%, 4/15/04                                40,780                  34,727
 Federative Republic of
   Brazil 'C' Bond PIK
   Euro 8.00%, 4/15/04                            6,948                   5,917
 +Federative Republic of
   Brazil 'EI-L' Bond
   6.875%, 4/15/06                                6,831                   6,411
 Federative Republic of
   Brazil Global Bond
   10.125%, 5/15/27                              10,410                  10,433
                                                                   ------------
                                                                         57,488
                                                                   ------------
-------------------------------------------------------------------------------
BULGARIA (5.2%)
BONDS
 +Republic of Bulgaria
   Discount Bond 'A' Euro
   6.688%, 7/28/24                                7,000                   5,819
 Republic of Bulgaria
   Front Loaded Interest
   Reduction Bond
   2.50%, 7/28/12                                 9,150                   6,022
 +Republic of Bulgaria
   Past Due Interest Bond
   6.688%, 7/28/11                               11,600                   9,367
                                                                   ------------
                                                                         21,208
                                                                   ------------
-------------------------------------------------------------------------------
DOMINICAN REPUBLIC (1.6%)
BONDS
 +Dominican Republic Past
   Due Interest Bond
   6.438%, 8/30/09                                1,733                   1,455
 Tricom S.A. 144A 11.375%,
   9/1/04                                         5,000                   5,138
                                                                   ------------
                                                                          6,593
                                                                   ------------
-------------------------------------------------------------------------------
ECUADOR (2.4%)
BONDS
 Conecel 144A 14.00%, 5/1/02                      3,150                   3,402
 Republic of Ecuador Past
   Due Interest Bond
   6.688%, 2/27/15                                9,011                   6,555
                                                                   ------------
                                                                          9,957
                                                                   ------------
-------------------------------------------------------------------------------
INDIA (0.4%)
BONDS
 Saurashtra Cement Co.
   19.00%, 9/27/98               INR             65,000                   1,795
                                                                   ------------
-------------------------------------------------------------------------------
IVORY COAST (2.5%)
BONDS (0.2%)
 Republic of Ivory Coast
   Front Loaded Interest
   Reduction Bond 144A           U.S.$            2,000                     782
                                                                   ------------
LOAN AGREEMENTS (2.3%)
 Republic of Ivory Coast
   Syndicated Loan,
   Zero Coupon, 12/31/00                          5,500                   2,640
 Republic of Ivory Coast
   Syndicated Loan, Zero
   Coupon, 12/31/00              FRF             75,646                   6,772
                                                                   ------------
                                                                          9,412
                                                                   ------------
                                                                         10,194
                                                                   ------------
-------------------------------------------------------------------------------
JAMAICA (4.9%)
BONDS
 Government of Jamaica
   12.00%, 7/19/99               U.S.$           19,100                  20,103
                                                                   ------------
-------------------------------------------------------------------------------
JORDAN (0.1%)
BONDS
 +Government of Jordan
   Interest Arrears Bond
   6.75%, 12/23/05                                  358                     347
                                                                   ------------
-------------------------------------------------------------------------------
MAURITIUS (0.8%)
FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
 Pindo Deli Finance
   Mauritius 144A
   10.75%, 10/1/07                                3,200                   3,258
                                                                   ------------
-------------------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT                   VALUE
                                                  (000)                   (000)
-------------------------------------------------------------------------------
MEXICO (16.2%)
BONDS
 Bancomext Global Bond
   7.25%, 2/2/04                 U.S.$            3,470            U.S.$  3,310
 Bufete Industrial 144A
   11.375%, 7/15/99                               7,000                   7,385
 Empresas ICA Sociedad
   Controladora (Registered)
   11.875%, 5/30/01                               1,000                   1,120
 Empresas ICA Sociedad
   Controladora 144A
   11.875%, 5/30/01                               8,000                   8,960
 Empresas La Moderna
   144A 11.375%, 1/25/99                          6,500                   6,869
 National Financiera
   17.00%, 2/26/99               ZAR             12,000                   2,588
 Petro Mexicanos 144A
   9.50%, 9/15/27                U.S.$            3,650                   3,741
 United Mexican States
   11.50%, 5/15/26                                8,470                  10,308
 United Mexican States Par
   Bond, 6/30/03                                 43,623                       -@
 +United Mexican States
   Discount Bond 6.836%,
   12/31/19                                       5,300                   5,071
 +United Mexican States
   Discount Bond 6.867%,
   12/31/19                                       1,300                   1,244
 +United Mexican States
   Discount Bond 'C'
   6.82%, 12/31/19                               16,250                  15,549
                                                                   ------------
                                                                         66,145
                                                                   ------------
-------------------------------------------------------------------------------
MOROCCO (2.1%)
LOAN AGREEMENTS
 Kingdom of Morocco
   Restructuring and
   Consolidation Agreement
   'A' (Participation:  Chase
   Securities, Inc., J.P. Morgan,
   Lehman Bros.) 6.813%,
   1/1/09                                         9,350                   8,777
                                                                   ------------
-------------------------------------------------------------------------------
NETHERLANDS (2.5%)
BONDS
 Unexim International
   Finance 144A 9.875%,
   8/1/00                                        10,000                  10,125
                                                                   ------------
-------------------------------------------------------------------------------
NIGERIA (1.5%)
NOTES
 Central Bank of Nigeria
   Promissory Note 3.75%,
   1/5/10                                        11,000                   5,988
                                                                   ------------
-------------------------------------------------------------------------------
PERU (1.8%)
BONDS
 Republic of Peru Front
   Loaded Interest
   Reduction Bond
   13.25%, 3/7/17                                11,698                   7,209
 Republic of Peru Front
   Loaded Interest
   Reduction Bond 3.25%,
   3/7/17                                           300                     185
                                                                   ------------
                                                                          7,394
                                                                   ------------
-------------------------------------------------------------------------------
RUSSIA (13.4%)
LOAN AGREEMENTS (4.8%)
 Bank for Foreign
   Economic Affairs
   (Participation: J.P.
   Morgan)                                        4,550                   4,719
 International Bank for
   Economic Cooperation
   Loan Agreement                                12,743                   9,144
 International Bank for
   Economic Cooperation
   Loan Agreement                DEM             14,450                   5,785
                                                                   ------------
                                                                         19,648
                                                                   ------------
NOTES (8.6%)
 Russia Interest Arrears
   Note, 12/31/99                U.S.$           11,000                   9,085
 Russia Principal Note,
   Zero Coupon, 12/31/99                         35,100                  26,172
                                                                   ------------
                                                                         35,257
                                                                   ------------
                                                                         54,905
                                                                   ------------
-------------------------------------------------------------------------------
VENEZUELA (9.1%)
BONDS
 Republic of Venezuela
   Debt Conversion Bond
   9.25%, 9/15/27                                23,452                  22,368
 +Republic of Venezuela
   Debt Conversion Bond
   'DL' 6.75%, 12/18/07                          15,750                  15,036
                                                                   ------------
                                                                         37,404
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
 (Cost U.S.$354,476)                                                    371,846
                                                                   ------------
-------------------------------------------------------------------------------
STRUCTURED INVESTMENTS (3.7%)
-------------------------------------------------------------------------------
BRAZIL (3.7%)
 Salomon Brothers Federative
   Republic of Brazil Credit
   Linked Enhanced Note
   9.00%, 1/15/99
   (Cost U.S.$15,000)                            15,000                  14,978
                                                                   ------------
-------------------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT                   VALUE
                                                  (000)                   (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.4%)
-------------------------------------------------------------------------------
TURKEY (2.4%)
BONDS
 Turkey Treasury Bill, Zero
   Coupon, 8/12/98                    TRL 3,558,049,000            U.S.$  9,931
                                                                   ------------
-------------------------------------------------------------------------------
UNITED KINGDOM (1.1%)
BONDS
 ING Bank 144A, Zero
   Coupon, 8/14/98                    U.S.$       4,700                   4,641
                                                                   ------------
-------------------------------------------------------------------------------
UNITED STATES (1.9%)
REPURCHASE AGREEMENT
 Chase Securities, Inc., 5.75%,
   dated 9/30/97, due
   10/1/97, to be
   repurchased at U.S.$7,529,
   collateralized by United
   States Treasury Bonds,
   10.375%, due 11/15/12,
   valued at U.S.$7,784                           7,528                   7,528
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost U.S.$21,709)                                                      22,100
                                                                   ------------
-------------------------------------------------------------------------------

FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN
 (0.0%)
 Indian Rupee                         INR            10                       1
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost U.S.$391,185)                                                    408,925
                                                                   ------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
 Other Assets                         U.S.$      78,830
 Liabilities                                   (137,108)                (58,278)
                                                                   ------------
-------------------------------------------------------------------------------
NET ASSETS
 Applicable to 21,531,260 issued and
   outstanding U.S.$0.01 par value shares
   (100,000,000 shares authorized)                                 U.S.$350,647
                                                                   ------------
                                                                   ------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          U.S.$  16.29
                                                                   ------------
                                                                   ------------
-------------------------------------------------------------------------------
  @ -- Value is less than U.S.$500.
  + -- Variable/floating rate security - rate disclosed is as of September 30,
      1997.
ARP -- Argentine Peso
DEM -- German Mark
FRF -- French Franc
INR -- Indian Rupee
TRL -- Turkish Lira
ZAR -- South African Rand
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.